T. ROWE PRICE U.S. Equity Research Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 0.3%
AT&T  655,713 15,495
Verizon Communications  474,604 24,176
39,671
Entertainment 1.2%
Activision Blizzard  151,100 12,105
Electronic Arts  136,949 17,325
Netflix (1) 172,084 64,461
Walt Disney (1) 365,352 50,112
144,003
Interactive Media & Services 6.3%
Alphabet, Class A (1) 76,243 212,058
Alphabet, Class C (1) 124,818 348,615
Meta Platforms, Class A (1) 861,970 191,668
752,341
Media 1.1%
Charter Communications, Class A (1) 125,819 68,637
Comcast, Class A  1,038,822 48,637
Liberty Broadband, Class C (1) 91,059 12,322
129,596
Wireless Telecommunication Services 0.6%
T-Mobile U.S. (1) 592,093 75,995
75,995
Total Communication Services 1,141,606
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.1%
Aptiv (1) 33,062 3,958
Magna International  206,702 13,293
17,251
Automobiles 2.9%
Ferrari  43,184 9,418
General Motors (1) 177,004 7,742
Rivian Automotive, Class A (1) 600,544 30,172
Tesla (1) 280,518 302,286
349,618
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A (1) 18,811 3,231
Booking Holdings (1) 17,730 41,638

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (1) 26,346 41,680
Hilton Worldwide Holdings (1) 175,773 26,672
Las Vegas Sands (1) 353,686 13,748
Marriott International, Class A (1) 164,772 28,959
McDonald's  185,744 45,931
MGM Resorts International  397,124 16,655
Starbucks  488,210 44,412
Wynn Resorts (1) 109,503 8,732
271,658
Household Durables 0.1%
NVR (1) 3,458 15,448
15,448
Internet & Direct Marketing Retail 3.9%
Amazon.com (1) 144,723 471,790
471,790
Leisure Products 0.1%
Peloton Interactive, Class A (1) 324,344 8,569
8,569
Multiline Retail 0.4%
Dollar General  117,593 26,180
Dollar Tree (1) 120,847 19,353
45,533
Specialty Retail 2.3%
AutoZone (1) 10,980 22,450
Burlington Stores (1) 86,838 15,819
Home Depot  364,970 109,246
Lowe's  184,532 37,311
O'Reilly Automotive (1) 49,269 33,747
Ross Stores  294,830 26,670
TJX  302,339 18,316
Ulta Beauty (1) 36,720 14,623
278,182
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (1) 45,621 16,662
NIKE, Class B  507,011 68,223
84,885
Total Consumer Discretionary 1,542,934
CONSUMER STAPLES 5.7%
Beverages 2.2%
Coca-Cola  1,552,035 96,226
Constellation Brands, Class A  182,077 41,936

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Keurig Dr Pepper  737,353 27,946
Monster Beverage (1) 376,777 30,105
PepsiCo  432,688 72,423
268,636
Food & Staples Retailing 1.2%
Costco Wholesale  147,442 84,905
Walmart  385,498 57,408
142,313
Food Products 0.5%
Conagra Brands  258,374 8,674
Darling Ingredients (1) 134,533 10,814
Mondelez International, Class A  682,097 42,822
Mowi, ADR  46,339 1,247
63,557
Household Products 1.0%
Kimberly-Clark  96,226 11,851
Procter & Gamble  706,281 107,920
119,771
Personal Products 0.3%
Estee Lauder, Class A  112,967 30,763
30,763
Tobacco 0.5%
Altria Group  616,765 32,226
Philip Morris International  270,916 25,450
57,676
Total Consumer Staples 682,716
ENERGY 3.1%
Energy Equipment & Services 0.4%
Halliburton  1,127,404 42,695
42,695
Oil, Gas & Consumable Fuels 2.7%
Chevron  362,061 58,954
ConocoPhillips  961,581 96,158
EOG Resources  281,195 33,527
Exxon Mobil  633,967 52,359
Marathon Petroleum  267,352 22,859
Pioneer Natural Resources  70,139 17,537
TotalEnergies, ADR  828,123 41,853
323,247
Total Energy 365,942

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 10.8%
Banks 4.0%
Bank of America  1,747,054 72,014
Citigroup  1,000,487 53,426
Citizens Financial Group  135,014 6,120
Fifth Third Bancorp  1,013,115 43,604
Huntington Bancshares  2,602,456 38,048
JPMorgan Chase  707,917 96,503
PNC Financial Services Group  70,854 13,069
Signature Bank  79,148 23,229
SVB Financial Group (1) 38,360 21,461
Wells Fargo  2,320,559 112,454
479,928
Capital Markets 2.6%
Bank of New York Mellon  269,664 13,384
Cboe Global Markets  93,693 10,720
Charles Schwab  688,130 58,016
CME Group  222,455 52,913
Goldman Sachs Group  185,502 61,234
Intercontinental Exchange  327,046 43,209
Invesco  301,070 6,943
KKR  309,610 18,103
MarketAxess Holdings  23,111 7,862
Morgan Stanley  208,329 18,208
State Street  250,626 21,835
Tradeweb Markets, Class A  54,598 4,798
317,225
Diversified Financial Services 1.9%
Apollo Global Management  124,641 7,726
Berkshire Hathaway, Class B (1) 485,021 171,169
Equitable Holdings  824,254 25,478
Voya Financial  308,582 20,474
224,847
Insurance 2.3%
American International Group  1,017,058 63,841
Assurant  138,704 25,221
Chubb  290,810 62,204
Hartford Financial Services Group  535,246 38,436
Marsh & McLennan  162,587 27,708
MetLife  451,011 31,697
RenaissanceRe Holdings  201,079 31,873
280,980
Total Financials 1,302,980

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 13.9%
Biotechnology 2.0%
AbbVie  785,272 127,301
Amgen  198,398 47,977
Biogen (1) 25,410 5,351
Moderna (1) 83,779 14,432
Regeneron Pharmaceuticals (1) 25,930 18,110
Vertex Pharmaceuticals (1) 99,741 26,029
239,200
Health Care Equipment & Supplies 2.7%
Abbott Laboratories  346,781 41,045
Becton Dickinson & Company  233,732 62,173
Cooper  27,860 11,634
Dexcom (1) 64,442 32,968
Hologic (1) 248,361 19,079
Intuitive Surgical (1) 270,309 81,547
Medtronic  131,179 14,554
STERIS  56,161 13,578
Stryker  168,505 45,050
Teleflex  15,646 5,552
327,180
Health Care Providers & Services 3.2%
Anthem  105,342 51,746
Centene (1) 346,712 29,190
Cigna  80,101 19,193
CVS Health  279,451 28,283
HCA Healthcare  103,291 25,887
Humana  74,649 32,485
McKesson  23,403 7,164
Molina Healthcare (1) 57,761 19,268
UnitedHealth Group  326,179 166,342
379,558
Life Sciences Tools & Services 1.9%
Agilent Technologies  278,759 36,888
Danaher  239,101 70,136
Illumina (1) 24,955 8,719
Thermo Fisher Scientific  163,893 96,803
West Pharmaceutical Services  24,177 9,930
222,476
Pharmaceuticals 4.1%
AstraZeneca, ADR  876,758 58,164
Elanco Animal Health (1) 1,153,225 30,088
Eli Lilly  428,395 122,679

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson & Johnson  546,397 96,838
Merck  183,758 15,077
Pfizer  830,747 43,008
Roche Holding, ADR  719,480 35,549
Sanofi, ADR  584,760 30,022
Zoetis  296,128 55,847
487,272
Total Health Care 1,655,686
INDUSTRIALS & BUSINESS SERVICES 7.3%
Aerospace & Defense 1.0%
Boeing (1) 255,855 48,996
L3Harris Technologies  111,649 27,742
Raytheon Technologies  37,976 3,762
Textron  424,641 31,585
TransDigm Group (1) 10,948 7,133
119,218
Air Freight & Logistics 1.0%
FedEx  186,869 43,240
United Parcel Service, Class B  380,590 81,621
124,861
Airlines 0.3%
Southwest Airlines (1) 423,844 19,412
United Airlines Holdings (1) 220,848 10,239
29,651
Building Products 0.3%
Trane Technologies  244,905 37,397
37,397
Commercial Services & Supplies 0.3%
Waste Connections  233,455 32,614
32,614
Construction & Engineering 0.2%
Quanta Services  154,328 20,311
20,311
Electrical Equipment 0.2%
Generac Holdings (1) 71,776 21,336
21,336
Industrial Conglomerates 1.9%
General Electric  1,117,520 102,253
Honeywell International  366,761 71,364
Roper Technologies  107,801 50,907
224,524

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery 1.5%
Cummins  191,448 39,268
Fortive  319,036 19,439
Ingersoll Rand  621,521 31,293
Otis Worldwide  277,450 21,350
PACCAR  468,050 41,221
Parker-Hannifin  74,511 21,143
173,714
Professional Services 0.1%
Leidos Holdings  61,632 6,657
TransUnion  61,095 6,314
12,971
Road & Rail 0.5%
Canadian Pacific Railway  203,074 16,762
CSX  393,385 14,732
Norfolk Southern  96,357 27,483
Saia (1) 22,557 5,500
64,477
Trading Companies & Distributors 0.0%
United Rentals (1) 9,815 3,486
3,486
Total Industrials & Business Services 864,560
INFORMATION TECHNOLOGY 27.7%
Communications Equipment 0.8%
Cisco Systems  1,102,246 61,461
Motorola Solutions  143,009 34,637
96,098
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A  7,488 564
Teledyne Technologies (1) 70,958 33,537
Trimble (1) 4,283 309
34,410
IT Services 5.2%
Accenture, Class A  307,530 103,708
Cognizant Technology Solutions, Class A  201,137 18,036
Fidelity National Information Services  426,819 42,861
Fiserv (1) 846,130 85,798
FleetCor Technologies (1) 198,265 49,380
Global Payments  366,964 50,215
Mastercard, Class A  268,777 96,056
PayPal Holdings (1) 102,127 11,811
VeriSign (1) 118,468 26,354

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  616,795 136,787
621,006
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1) 1,176,432 128,631
Broadcom  157,868 99,406
KLA  141,146 51,668
NVIDIA  865,576 236,181
QUALCOMM  527,907 80,675
Texas Instruments  33,803 6,202
602,763
Software 9.0%
Cadence Design Systems (1) 73,700 12,121
Citrix Systems  88,859 8,966
Fortinet (1) 32,468 11,096
HashiCorp, Class A (1) 20,763 1,121
Intuit  76,480 36,775
Microsoft  2,433,476 750,265
NortonLifeLock  1,118,245 29,656
salesforce.com (1) 579,946 123,134
Synopsys (1) 137,469 45,814
Workday, Class A (1) 88,943 21,298
Zoom Video Communications, Class A (1) 362,885 42,541
1,082,787
Technology Hardware, Storage & Peripherals 7.4%
Apple  4,967,611 867,394
Pure Storage, Class A (1) 567,055 20,023
887,417
Total Information Technology 3,324,481
MATERIALS 3.0%
Chemicals 2.1%
Air Products & Chemicals  154,179 38,531
Albemarle  39,882 8,820
CF Industries Holdings  92,806 9,565
Corteva  284,087 16,329
FMC  88,683 11,668
International Flavors & Fragrances  114,473 15,034
Linde  258,491 82,570
Nutrien  55,300 5,751
RPM International  173,728 14,148
Sherwin-Williams  185,480 46,299
248,715

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction Materials 0.1%
Vulcan Materials  79,247 14,558
14,558
Containers & Packaging 0.8%
Avery Dennison  56,700 9,864
Ball  276,132 24,852
International Paper  252,866 11,670
Packaging Corp. of America  99,978 15,607
Sealed Air  424,517 28,426
Westrock  182,378 8,577
98,996
Paper & Forest Products 0.0%
West Fraser Timber  39,842 3,284
3,284
Total Materials 365,553
REAL ESTATE 2.5%
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, REIT  29,839 6,005
American Tower, REIT  86,423 21,711
AvalonBay Communities, REIT  51,972 12,908
Camden Property Trust, REIT  28,500 4,737
Equinix, REIT  47,543 35,259
Equity LifeStyle Properties, REIT  95,331 7,291
Equity Residential, REIT  47,710 4,290
Essex Property Trust, REIT  62,554 21,611
Extra Space Storage, REIT  37,448 7,699
Prologis, REIT  297,594 48,056
Public Storage, REIT  80,461 31,402
Rexford Industrial Realty, REIT  83,583 6,235
SBA Communications, REIT  132,087 45,451
Simon Property Group, REIT  55,976 7,364
Sun Communities, REIT  28,039 4,915
Welltower, REIT  340,635 32,749
Weyerhaeuser, REIT  47,048 1,783
299,466
Real Estate Management & Development 0.0%
Opendoor Technologies, Class A (1) 325,001 2,811
2,811
Total Real Estate 302,277

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 3.2%
Electric Utilities 1.4%
NextEra Energy  1,045,912 88,599
Southern  713,320 51,723
Xcel Energy  310,298 22,394
162,716
Multi-Utilities 1.8%
Ameren  476,164 44,645
CMS Energy  624,147 43,653
Dominion Energy  617,755 52,491
Sempra Energy  257,662 43,318
WEC Energy Group  290,491 28,994
213,101
Total Utilities 375,817
Total Common Stocks (Cost $9,083,599) 11,924,552
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 0.29% (2)(3) 56,498,008 56,498
56,498
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.21%, 6/23/22 (4) 4,540,000 4,535
4,535
Total Short-Term Investments (Cost $61,036) 61,033
Total Investments in Securities 100.0%
(Cost $9,144,635) $ 11,985,585
Other Assets Less Liabilities 0.0% 3,730
Net Assets 100.0% $ 11,989,315
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 223 S&P 500 E-Mini Index contracts 6/22 50,518 $ 2,907
Net payments (receipts) of variation margin to date (3,635)
Variation margin receivable (payable) on open futures contracts $ (728)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.29% $ —# $ — $ 27+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Treasury Reserve
Fund, 0.29% $ 74,067  ¤  ¤ $ 56,498^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,498.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE U.S. Equity Research Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE U.S. Equity Research Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,924,552 $ — $ — $ 11,924,552
Short-Term Investments 56,498 4,535 — 61,033
Total Securities 11,981,050 4,535 — 11,985,585
Futures Contracts* 2,907 — — 2,907
Total $ 11,983,957 $ 4,535 $ — $ 11,988,492
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F108-054Q1 03/22